INCOME TAX - Reconciliation of differences between PRC statutory income tax rate and effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Reconciliation of differences between PRC statutory income tax rate and effective income tax rate
Computed expected income tax expense (benefit)	¥ (17,804,968)		¥ 68,214,254	¥ 47,434,681
Non-PRC entities not subject to income tax	6,581,327		4,244,821	2,563,762
Research and development expenses bonus deduction	(34,910,421)		(23,328,287)	(18,776,104)
Non-deductible share-based compensation expenses	13,866,734		11,015,406	9,453,660
Other non-deductible expenses	638,898		723,768	446,051
Preferential tax rate difference	(3,075,033)
Tax filing differences	(3,770,720)		2,682,378	267,137
Change in valuation allowance	16,717,239		(16,515,732)	(20,302,931)
Total	¥ (21,756,944)	$ (3,154,460)	¥ 47,036,608	¥ 21,086,256
Effect of preferential tax rates on basic earnings per Class A and Class B ordinary share | $ / shares		$ 0.02
Effect of preferential tax rates on diluted earnings per Class A and Class B ordinary share | $ / shares		$ 0.02